OTHER CHARGES (INCOME), NET (Tables)	12 Months Ended
Dec. 31, 2011
OTHER CHARGES (INCOME), NET [Abstract]
Other Charges (Income)

	For years ended December 31,
(Dollars in millions)	2011	2010	2009

Foreign exchange transactions (gains) losses, net	$(2)	$8	$5
Investments (gains) losses, net	(16)	(1)	5
Other, net	(1)	5	3
Other charges (income), net	$(19)	$12	$13